OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  September 30, 2007
                                                 Estimated average burden
                                                 hours per response.....19.4



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21558
                          Pioneer Short Term Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  September 1, 2006 through February 28, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                     PIONEER
                             -----------------------
                                   SHORT TERM
                                     INCOME
                                      FUND

                                   Semiannual
                                     Report

                                     2/28/07


                          [LOGO] PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                        2
Portfolio Management Discussion                                              4
Portfolio Summary                                                            9
Prices and Distributions                                                    10
Performance Update                                                          11
Comparing Ongoing Fund Expenses                                             15
Schedule of Investments                                                     17
Financial Statements                                                        30
Notes to Financial Statements                                               38
Factors Considered by the Independent Trustees in Approving
the Management Contract                                                     47
Trustees, Officers and Service Providers                                    52

                                                                      Chairman's

Dear Shareowner,
--------------------------------------------------------------------------------
As the global economy reacted to good and bad news of 2006, overall it managed to keep chugging along with fairly stable growth. Looking back, the economic stories included slowing economic growth bringing monetary tightening to an end in the United States, price action in oil and other commodity markets threatening to unsettle global growth and inflation, geopolitical uncertainties and corporate earnings growth surpassing market expectations.

Global growth surpassed most analyst expectations in 2006. The International Monetary Fund estimates world output increased by 5.1% in 2006, up from 4.9% in 2005 and above the 3.7% average annual pace of growth of the previous 20 years. Growth is estimated to slow modestly in 2007 but to remain well above the long-term average.

U.S. economic growth slowed gradually over 2006, with full-year growth of GDP of 3.1%, modestly below 2005 growth but still strong enough to lower the unemployment rate to 4.5%. While many observers were concerned that a weakening housing sector could be a drag on consumer spending, the consumer has shown resilience supported by a strong labor market and associated income growth and by oil and gasoline prices falling from record highs in the second half of 2006. Corporate America has also proved resilient in the face of the slowing housing sector, with business investment growing at its fastest rate since 2000.

The Federal Reserve stopped increasing interest rates in mid-2006, but has retained its bias to tighten rates, reflecting upside risks to inflation, particularly from the tight labor market, and confidence that the economy remained on solid ground. Consumers welcomed the relief from oil prices that peaked at mid-year and fell sharply towards year-end. Likewise, in the second half of 2006, they benefited from the modest easing of core inflation (which excludes energy and food items), though such core inflation remains above what is generally considered the central bank's "comfort zone."

The European economy surpassed many economists' expectations in 2006. Eurozone GDP grew at a 3% pace, much stronger than its 1.8% average annual growth pace since 2000. Underlying this strength has been buoyant and broad-based strength in business sentiment and investment and in exports. While household consumption showed mixed results, the unemployment rate fell to 7.7% by the end of 2006. The European Central Bank raised interest rates gradually to 3.5% over the course of 2006, reflecting firm economic growth, steadily tightening labor market conditions, and fast growing money supply. Core inflation in the Eurozone remains reasonably benign, at roughly 1.5% per annum. European stock markets posted strong returns; appreciation of the Euro relative to both the dollar and Yen made the Eurozone stock market the top performer of 2006.

The Japanese economy continued to grow firmly in 2006. Business investment was the major driver of expansion as increasing capacity utilization and better sentiment encouraged a new wave of investment. As deflation ended, the Bank of Japan ended its zero interest rate policy, although it has raised rates to only 0.25% in 2006. After a strong showing in 2005, the Japanese stock market posted only muted gains in 2006.

Emerging economies enjoyed strong, relatively uninterrupted economic growth in 2006. Good financing conditions, buoyant commodity prices, which boosted income and investment in commodity exporting countries, and strong export demand from developed economies drove this growth. The emerging market stock

Letter

index was very strong in early 2006, sold off to near start-of-year levels, then rallied to finish the year only marginally behind the Eurozone. We believe similar growth can be expected in the emerging markets if current domestic economic and political conditions prevail.

While global economic momentum has started to slow, we expect the global economy to continue growing firmly in 2007, supported by business investment, rising employment, and lower energy prices. A slowdown in the U.S. growth rate would be welcome, since rapid growth could increase the risk of inflationary pressures, which would force the Federal Reserve to raise interest rates. We expect Europe and Japan to grow similarly, while emerging market economies are expected to continue their strong growth. In this scenario, fixed-income assets are expected to produce total returns generally in line with their current yields, while equities are expected to produce returns generally in line with earnings growth, which we forecast to be moderately above bond yields.

Our cautiously optimistic outlook on most regions of the world and asset classes reinforces the importance of Pioneer Investments' message that investors should remain diversified, take a long-term view rather than over-reacting to breaking news, and base investment decisions on economic and market fundamentals rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward achieving their long-term goals.

Respectfully,

/s/ John F. Cogan, Jr.

John F. Cogan, Jr., Chairman
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/07
--------------------------------------------------------------------------------

In the following interview, portfolio managers Richard Schlanger and Charles Melchreit discuss the factors that influenced Pioneer Short Term Income Fund's performance for the six-month period ended February 28, 2007.

Q: Can you describe the market environment for fixed-income investors over the six-month period ended February 28, 2007?

A: For the period, the Federal Reserve surprised some market participants by remaining on hold rather than easing, leaving the benchmark Fed funds rate (the interbank overnight lending rate) at its current 5.25%. In doing so, the Federal Reserve stressed the presence of inflationary pressures. Indeed, despite signs of stress in the housing and auto sectors, the economy overall has continued on a course of moderate growth. Highlights during the period have included a historically lower-than-average unemployment rate that did not exceed 4.7% and which bottomed out at 4.4% in October. At the same time, incomes grew steadily, as initial payroll data was revised upward on more than one occasion.

     With the short-end of the curve essentially anchored by Fed inaction, longer-term bonds experienced modest yield decreases and corresponding price increases, as participants displayed confidence that inflation would remain under control given the direction of monetary policy. To illustrate, the ten-year and 30-year Treasury yields fell .16 and .20 percentage points, respectively, over the six-month period ended February 28, 2007. By contrast, yields on the three-month and six-month Treasuries actually rose slightly, by .09 and .04 percentage points, respectively. The result was an increase in the yield curve's inversion - in which long-term rates are below short term rates -- over the six months. In fact, at the end of February 2006, between three months and five years, the yield curve was inverted by 61 basis points, given respective yields of 5.12% and 4.51%.

Q:   How did the Fund perform in this environment?

A: The Fund's Class A shares' total return at net asset value for the six months ended February 28, 2007, was a positive 2.63%, versus 2.62% for the Fund's benchmark index, the Lehman Brothers One- to Three-Year Government/Credit Index. The Fund's Lipper peer group of 242 Short Investment Grade Debt funds,

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     returned an average total return of 2.63% as well. The Fund's SEC yield as of February 28, 2007, for Class A shares was 4.51%.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   Can you review the Fund's principal strategies during the six-month period?

A: The Fund has remained somewhat conservatively positioned over the past six months from the perspective of sensitivity to changes in interest rates. At the end of February, the Fund's duration (a measure of a bond's price sensitivity to changes in interest rates) was 1.68 years, up slightly from six months ago. If the overall level of interest rates increases, we will be prepared to extend the average maturity of Fund holdings.

     Average quality of the Fund's portfolio is currently "AA-". U.S. Treasury and agency issues totaled 16.4% of assets at period end. The Fund's relatively high overall quality reflects our view that the yield advantage provided by corporate bonds versus Treasuries is quite narrow. For instance, high-quality corporate bonds offer only between .25 and .50 percentage points of additional yield versus Treasuries of comparable maturity. As a result, investors are offered very little compensation in the way of incremental yield for taking on credit risk. Moreover, corporate productivity and profits have come under pressure, leading us to continue to scrutinize prospective corporate holdings on the basis of credit quality. Taken together, those factors translated into our further reducing corporate bond holdings in the Fund to about 20% of assets as of the end of February. Our reluctance to assume corporate exposure restrained performance slightly over the period, as those issues held up well despite rich pricing in our view. However, we believe the Fund remains well positioned for the inevitable widening of credit spreads.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/07                            (continued)
--------------------------------------------------------------------------------

     A focus during the period was to emphasize income generation in making purchases for the Fund. The strategy translated principally into a significant weighting in a variety of mortgage-related securities, and that positioning added to the Fund's relative performance over the six months. In that vein, the Fund has significant exposure to pass-through securities backed by retail or commercial mortgages. Given some concern with respect to the outlook for the housing market, our retail mortgage-backed holdings are focused on the highest quality, government agency-backed pools. We continue to seek to limit the impact of any future increase in long-term interest rates, in part by holding a significant position in adjustable-rate mortgages. Our exposure to collateralized mortgage obligations, which repackage cash flows from mortgage pools into tranches with differing maturities, is focused on shorter-term fixed-rate securities. We believe they carry a relatively low risk of experiencing a slowing of prepayments (and a corresponding increase in duration and interest rate sensitivity) should long-term rates rise.

Q:   What is your assessment of the current climate for fixed-income investing?

A: The question currently overhanging the market is how long the Fed will remain on the sidelines. We believe that it is reasonably likely the Federal Reserve will maintain a bias toward rate stability for the near term at least. Our view is based on the self-declared "data dependent" policy course, and the conflicting numbers of late regarding the economy.

     We believe the principal factor suggestive of slowing growth, and the potential for rate cuts going forward, is the stalled housing sector. This has generated significant anxiety and will no doubt be a drag to some degree on growth and employment. The issue is whether the fallout will spread in a meaningful way from the sub-prime loan sector and into the broader mortgage and housing markets, with a potentially broad impact on the economy. We do not currently see this as inevitable or even likely. Another sector that has been much in the news is the auto industry. The weak sales and shrinking employment among domestic manufacturers, while painful, is having its most significant impact on a handful of mid-western states.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     We think the case for tightening begins with the fact that inflation, despite dipping in January, has generally been running near the upper end of the Federal Reserve's desired range, and most sectors of the U.S. economy outside of housing and domestic auto production remain strong. The equity markets, oft-cited as a forward indicator, have been on an upward trend overall, despite recent volatility. In addition, we continue to keep a close watch on a number of factors with the potential to lead to higher inflation and interest rate levels and corresponding downward pressure on bond prices. They include the current low rate of overall unemployment and higher capacity utilization on the part of manufacturers. Finally, crude oil prices continue to hover around $60 a barrel, and the new reality of higher baseline energy costs may yet impact the core rate of inflation in a substantial way. On balance, however, while there are reasons to be concerned about inflation, the state of the housing sector would seem to mitigate against Federal Reserve rate hikes in the immediate future.

     In this environment, we will continue to seek to provide a high level of current income while maintaining a relatively stable share price. In doing so, we will continue to follow a disciplined investment process based on identifying relative value among fixed-income sectors and carefully evaluating the risk/reward profile of credit-sensitive issues. We believe our focus on quality and on reducing the impact of interest rate changes on the Fund's share price makes the Fund an attractive option for investors seeking to maintain fixed-income exposure in an uncertain environment.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. These risks may increase share price volatility. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The securities issued by U.S. government sponsored entities (i.e. FNMA, Freddie Mac) are neither guaranteed nor issued by the U.S. government. The

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 2/28/07                            (continued)
--------------------------------------------------------------------------------

portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political condition. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 2/28/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Government Securities                               37.8%
Collateralized Mortgage Obligations                      32.7%
U.S. Corporate Bonds                                     20.8%
Asset Backed Securities                                   5.6%
Temporary Cash Investment                                 3.1%

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio; based on S&P ratings)

[The following data was represented as a pie chart in the printed material]

AAA                                                       2.7%
AA                                                        3.2%
A                                                        11.1%
BBB                                                       4.3%
BB                                                        0.7%
B & Lower                                                 0.7%
Cash Equivalents                                          1.9%
Not Rated                                                 8.8%
Treasury/Agency                                          66.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term holdings)*

 1.   Countrywide Home Loans, 5.5%, 10/25/32                        3.46%
 2.   J.P. Morgan Alternative Loan Trust, 5.63%, 8/25/36            1.97
 3.   Chase Mortgage Finance Corp., 6.0%, 1/25/34                   1.89
 4.   Federal Home Loan Mortgage Corp., 4.511%, 5/1/35              1.87
 5.   RAAC Series, 6.0%, 1/25/32                                    1.86
 6.   GS Mortgage Securities Corp., 6.771%, 5/3/18                  1.81
 7.   CS First Boston Mortgage Security, 7.13%, 11/15/30            1.77
 8.   RALI 2005-QA10 A41, 5.7412%, 9/25/35                          1.70
 9.   Morgan Stanley Capital I, 6.83%, 7/15/29                      1.46
10.   Federal Home Loan Mortgage Corp., 6.5%, 10/1/36               1.43

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   2/28/07   8/31/06
------- --------- --------
    A     $9.80    $9.75
    B     $9.80    $9.75
    C     $9.78    $9.73
    Y     $9.81    $9.76

Distributions Per Share
--------------------------------------------------------------------------------

                       9/1/06 - 2/28/07
        -----------------------------------------------
         Net Investment     Short-Term      Long-Term
 Class       Income       Capital Gains   Capital Gains
------- ---------------- --------------- --------------
   A    $0.2047             $        -      $      -
   B    $0.1607             $        -      $      -
   C    $0.1637             $        -      $      -
   Y    $0.2234             $        -      $      -


Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/07                               CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund at public offering price, compared to that of the Lehman Brothers One- to Three-Year Government/Credit Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of February 28, 2007)
                          Net Asset     Public
                            Value      Offering
Period                      (NAV)     Price (POP)
Life-of-Class
(7/8/04)                    2.62%       1.63%
1 Year                      4.52        1.90

--------------------------------------------------------------------------------

Expense Ratio
(As of January 1, 2007)
                             Gross       Net
                             0.99%       0.90%
--------------------------------------------------------------------------------



[The following data was represented as a mountain chart in the printed material]

                             Lehman Brothers
                                One- to
              Pioneer          Three-Year
             Short Term      Government/Credit
             Income Fund          Index
7/04          $ 9,750          $10,000
2/05            9,816           10,062
2/06            9,986           10,294
2/07           10,438           10,810

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 2.5% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/01/09 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers One- to Three-Year Government/Credit Index measures the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/07                              CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund, compared to that of the Lehman Brothers One- to Three-Year Government/Credit Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of February 28, 2007)

Period                     If Held   If Redeemed
Life-of-Class
(7/8/04)                    1.78%       1.41%
1 Year                      3.63        1.63

--------------------------------------------------------------------------------

Expense Ratio
(As of January 1, 2007)
                             Gross       Net
                             1.82%       1.80%
--------------------------------------------------------------------------------



[The following data was represented as a mountain chart in the printed material]

                             Lehman Brothers
                                One- to
              Pioneer          Three-Year
             Short Term      Government/Credit
             Income Fund          Index
7/04          $10,000          $10,000
2/05           10,031           10,062
2/06           10,121           10,293
2/07           10,390           10,810

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 2.0% and declines over three years.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/01/08 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers One- to Three-Year Government/Credit Index measures the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/07                              CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund, compared to that of the Lehman Brothers One- to Three-Year Government/Credit Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of February 28, 2007)

Period                     If Held   If Redeemed
Life-of-Class
(7/8/04)                    1.79%       1.79%
1 Year                      3.73        3.73

--------------------------------------------------------------------------------

Expense Ratio
(As of January 1, 2007)
                             Gross       Net
                             1.78%       1.78%
--------------------------------------------------------------------------------



[The following data was represented as a mountain chart in the printed material]

                             Lehman Brothers
                                One- to
              Pioneer          Three-Year
             Short Term      Government/Credit
             Income Fund          Index
7/04          $10,000          $10,000
2/05           10,042           10,062
2/06           10,110           10,293
2/07           10,486           10,810

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC. "If Held" results represent the percent change in net asset vale per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/01/08 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers One- to Three-Year Government/Credit Index measures the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 2/28/07                               CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Short Term Income Fund, compared to that of the Lehman Brothers One- to Three-Year Government/Credit Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of February 28, 2007)

Period                     If Held   If Redeemed
Life-of-Class
(7/8/04)                    3.03%       3.03%
1 Year                      5.01        5.01

--------------------------------------------------------------------------------

Expense Ratio
(As of January 1, 2007)
                             Gross       Net
                             0.53%       0.53%
--------------------------------------------------------------------------------



[The following data was represented as a mountain chart in the printed material]

                             Lehman Brothers
                                One- to
              Pioneer          Three-Year
             Short Term      Government/Credit
             Income Fund          Index
7/04          $10,000          $10,000
2/05           10,115           10,062
2/06           10,313           10,293
2/07           10,829           10,810

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers One- to Three-Year Government/Credit Index measures the performance of the short-term (1 to 3 years) government and investment-grade corporate bond markets. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Short Term Income Fund

Based on actual returns from September 1, 2006 through February 28, 2007


Share Class                          A              B              C              Y
------------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 9/1/06

Ending Account Value             $1,026.30      $1,021.80      $1,022.10      $1,028.30
On 2/28/07

Expenses Paid During Period*     $    4.52      $    9.02      $    8.82      $    2.56

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.80%, 1.76%, and 0.51% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Short Term Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from September 1, 2006 through February 28, 2007

Share Class                          A              B              C              Y
------------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00      $1,000.00      $1,000.00      $1,000.00
On 9/1/06

Ending Account Value             $1,020.33      $1,015.87      $1,016.07      $1,022.27
On 2/28/07

Expenses Paid During Period*     $    4.51      $    9.00      $    8.80      $    2.56

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 1.80%, 1.76%, and 0.51% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/07 (unaudited)
--------------------------------------------------------------------------------

                             S&P/
                            Moody's
Principal   Floating        Ratings
  Amount    Rate (b)       (unaudited)                                                               Value
                                        ASSET BACKED SECURITIES - 5.6%
                                        Consumer Services - 0.1%
                                        Restaurants - 0.1%
$ 185,000                  BB/Ba3       Dunkin Brands Master Finance LLC, 8.28%,
                                          6/20/31 (144A)                                      $    189,394
                                                                                              ------------
                                        Total Consumer Services                               $    189,394
                                                                                              ------------
                                        Banks - 2.2%
                                        Thrifts & Mortgage Finance - 2.2%
  489,794                 AAA/Aaa       Advanta Mortgage Loan Trust, 7.72%,
                                          3/25/15                                             $    489,036
   81,512    5.90         AAA/Aaa       Bayview Commercial Asset Trust, Floating Rate
                                          Note, 8/25/33                                             81,540
1,702,983                 AAA/Aaa       CSAB Mortgage Backed Trust, 6.0%,
                                          11/25/36                                               1,699,799
   66,220    5.52         AAA/Aaa       Greenpoint Mortgage Funding, Floating Rate
                                          Note, 4/15/30                                             66,237
2,000,000                  A+/A2        HEMT 2004-6 M2, 5.321%, 4/25/35                          1,984,187
  382,722    6.32          A-/Baa1      Taganka Car Loan Finance Plc, Floating Rate
                                          Note, 11/14/13 (144A)                                    382,719
                                                                                              ------------
                                                                                              $  4,703,518
                                                                                              ------------
                                        Total Banks                                           $  4,703,518
                                                                                              ------------
                                        Diversified Financials - 1.0%
                                        Diversified Financial Services - 0.8%
1,065,000                 AAA/Aaa       Hertz Vehicle Financing LLC, 2.38%,
                                          5/25/08 (144A)                                      $  1,062,755
  360,639                 BBB/Baa2      Power Receivables Finance, 6.29%,
                                          1/1/12 (144A)                                            363,300
  258,680                 AAA/Aaa       Volkswagon Auto Loan Trust, 2.94%, 3/22/10                 255,674
                                                                                              ------------
                                                                                              $  1,681,729
                                                                                              ------------
                                        Specialized Finance - 0.2%
  146,175                 AAA/Aaa       Conseco Finance, 7.05%, 4/15/32                       $    147,436
  250,000    2.75         AAA/Aaa       MBNA Credit Card Master Note, Floating Rate
                                          Note, 10/15/10                                           243,171
                                                                                              ------------
                                                                                              $    390,607
                                                                                              ------------
                                        Total Diversified Financials                          $  2,072,336
                                                                                              ------------

  The accompanying notes are an integral part of these financial statements. 17

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/07  (unaudited) (continued)
--------------------------------------------------------------------------------

                             S&P/
                            Moody's
Principal   Floating        Ratings
  Amount    Rate (b)       (unaudited)                                                               Value
                                        Government - 2.3%
$3,834,786                AAA/Aaa       Federal Home Loan Mortgage Corp., 4.511%,
                                          5/1/35                                              $  3,841,013
 1,087,024                AAA/Aaa       Federal Home Loan Mortgage Corp., 6.134%,
                                          10/1/31                                                1,098,164
     6,314                AAA/Aaa       Federal Home Loan Mortgage Corp., 7.25%,
                                          8/1/31                                                     6,387
                                                                                              ------------
                                                                                              $  4,945,564
                                                                                              ------------
                                        Total Government                                      $  4,945,564
                                                                                              ------------
                                        TOTAL ASSET BACKED SECURITIES
                                        (Cost $11,818,527)                                    $ 11,910,812
                                                                                              ------------
                                        COLLATERALIZED MORTGAGE OBLIGATIONS - 32.6%
                                        Banks - 7.7%
                                        Thrifts & Mortgage Finance - 7.7%
 1,306,362                 NR/Aaa       ABN Amro Mortgage Corp., 4.75%, 5/25/18               $  1,292,494
 3,881,811                AAA/Aaa       Chase Mortgage Finance Corp., 6.0%,
                                          1/25/34                                                3,895,697
 3,500,000                AAA/Aaa       GS Mortgage Securities Corp., 6.771%,
                                          5/3/18                                                 3,729,700
 2,500,000                AAA/Aaa       LBUBS 2001-C2 C, 6.975%, 9/15/34                         2,669,921
    53,535   5.48         AAA/Aaa       Lehman XS Trust, Floating Rate Note, 8/25/36                53,541
   500,000                AAA/Aaa       Merrill Lynch Mortgage Trust, 4.146%,
                                          11/15/10                                                 495,797
 1,100,000                 AA/Aa2       Popular ABS Mortgage Pass Through Trust,
                                          5.181%, 9/25/34                                        1,085,502
 1,000,000                 NR/Aa2       SBA CMBS Trust, 5.451%, 11/15/36                         1,008,306
   495,445   5.64         AAA/Aaa       SEMT 2004-10 A2, Floating Rate Note,
                                          11/20/34                                                 496,672
 1,641,608                AAA/Aaa       SEMT 2005-1 A2, 5.833%, 2/20/35                          1,646,813
                                                                                              ------------
                                                                                              $ 16,374,443
                                                                                              ------------
                                        Total Banks                                           $ 16,374,443
                                                                                              ------------
                                        Diversified Financials - 17.8%
                                        Consumer Finance - 1.1%
   391,986                AAA/Aaa       Asset Securitization Corp., 6.75%, 2/14/43            $    394,946
 2,000,000   7.59          NR/Aaa       Asset Securitization Corp., Floating Rate Note,
                                          11/13/29                                               2,024,656
                                                                                              ------------
                                                                                              $  2,419,602
                                                                                              ------------

18  The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             S&P/
                            Moody's
Principal   Floating        Ratings
  Amount    Rate (b)       (unaudited)                                                               Value
                                        Investment Banking & Brokerage - 0.5%
$ 958,778                  AA+/Aa1      Lehman Brothers, 5.56%, 9/15/21 (144A)                $    959,129
                                                                                              ------------
                                        Diversified Financial Services - 16.1%
  207,314                 AAA/Aaa       Banc of America Commercial Mortgage, Inc.,
                                          7.109%, 11/15/31                                    $    209,297
1,606,213                 AAA/NR        Banc of America Mortgage Securities, 4.0%,
                                          4/25/34                                                1,586,529
  330,006                 AAA/Aaa       CNH Equipment Trust, 5.18%, 11/17/08                       329,916
  732,265    5.86         AAA/Aaa       Countrywide Asset Backed Certificates,
                                          Floating Rate Note, 4/25/32                              732,565
7,148,399                 AAA/NA        Countrywide Home Loans, 5.5%, 10/25/32                   7,120,203
3,500,000                 AAA/Aaa       CS First Boston Mortgage Security, 7.13%,
                                          11/15/30                                               3,637,597
1,000,000    6.17         AA/Aaa        CS First Boston Mortgage Security, Floating
                                          Rate Note, 11/25/33                                    1,004,697
  500,588    5.62         AAA/Aaa       CS First Boston Mortgage Security, Floating
                                          Rate Note, 11/15/19                                      500,592
  350,000                 AAA/Aaa       Ford Credit Auto Owner Trust, 3.72%,
                                          10/15/09                                                 344,901
  401,769                 AAA/Aaa       Household Automotive Trust, 2.22%,
                                          11/17/09                                                 399,415
4,040,989                 AAA/Aaa       J.P. Morgan Alternative Loan Trust, 5.63%,
                                          8/25/36                                                4,043,327
1,946,278                 AAA/Aaa       LB-UBS Commercial Mortgage, 6.27%,
                                          6/15/20                                                1,965,848
3,000,000                  A-/NR        Morgan Stanley Capital I, 6.83%, 7/15/29                 3,005,346
3,814,250                 AAA/Aaa       RAAC Series, 6.0%, 1/25/32                               3,828,038
3,485,900                 AAA/Aaa       RALI 2005-QA10 A41, 5.7412%, 9/25/35                     3,491,077
  329,976                 AAA/Aaa       Regions Auto Receivables Trust, 3.07%,
                                          9/15/10                                                  325,104
1,149,470                 AAA/Aaa       Residential Accredit Loans, Inc., 6.6352%,
                                          7/25/33                                                1,149,303
  500,000                 AAA/Aaa       USAA Auto Owner Trust, 5.16%, 11/16/09                     500,051
                                                                                              ------------
                                                                                              $ 34,173,806
                                                                                              ------------
                                        Specialized Finance - 0.1%
  280,527                 AAA/Aaa       Daimler Chrysler Auto Trust, 2.88%, 10/8/09           $    280,413
                                                                                              ------------
                                        Total Diversified Financials                          $ 37,832,950
                                                                                              ------------

  The accompanying notes are an integral part of these financial statements. 19

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/07  (unaudited) (continued)
--------------------------------------------------------------------------------

                             S&P/
                            Moody's
Principal   Floating        Ratings
  Amount    Rate (b)       (unaudited)                                                               Value
                                        Government - 7.1%
$ 192,729                 AAA/Aaa       Federal Home Loan Bank, 4.84%, 1/25/12                $    194,599
   16,554                 AAA/Aaa       Federal Home Loan Mortgage Corp., 3.5%,
                                          12/15/10                                                  16,508
  624,368                 AAA/Aaa       Federal Home Loan Mortgage Corp., 4.0%,
                                          12/15/12-4/15/22                                         608,751
   74,869                 AAA/Aaa       Federal Home Loan Mortgage Corp., 4.5%,
                                          11/15/09-6/15/14                                          74,232
1,053,312                 AAA/Aaa       Federal Home Loan Mortgage Corp., 5.0%,
                                          8/15/23                                                1,050,063
  834,553                 AAA/Aaa       Federal Home Loan Mortgage Corp., 5.125%,
                                          12/15/13                                                 831,613
1,525,500                 AAA/Aaa       Federal Home Loan Mortgage Corp., 5.5%,
                                          7/15/17-6/15/32                                        1,529,945
  593,217                 AAA/Aaa       Federal Home Loan Mortgage Corp., 5.875%,
                                          5/15/16                                                  599,334
2,045,630                  NR/NR        Federal Home Loan Mortgage Corp., 6.0%,
                                          6/15/23-4/25/36                                        2,054,972
  606,869                 AAA/Aaa       Federal Home Loan Mortgage Corp., 6.1%,
                                          9/15/18                                                  609,457
  536,287                 AAA/Aaa       Federal National Mortgage Association, 4.0%,
                                          11/25/14-12/25/20                                        528,469
  127,060                 AAA/Aaa       Federal National Mortgage Association, 4.5%,
                                          3/25/16                                                  125,591
1,516,755                 AAA/Aaa       Federal National Mortgage Association, 5.0%,
                                          8/25/15-1/25/25                                        1,509,453
1,865,101                 AAA/Aaa       Federal National Mortgage Association, 5.5%,
                                          5/25/14                                                1,872,849
3,447,677                 AAA/Aaa       Federal National Mortgage Association, 6.0%,
                                          6/25/16-6/25/36                                        3,483,230
                                                                                              ------------
                                                                                              $ 15,089,066
                                                                                              ------------
                                        Total Government                                      $ 15,089,066
                                                                                              ------------
                                        TOTAL COLLATERALIZED MORTGAGE
                                        OBLIGATIONS
                                        (Cost $69,099,579)                                    $ 69,296,459
                                                                                              ------------
                                        CORPORATE BONDS - 20.8%
                                        Energy - 1.9%
                                        Integrated Oil & Gas - 0.1%
  250,000                 A-/A3         Occidental Petroleum, 4.0%, 11/30/07                  $    247,864
                                                                                              ------------

20  The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             S&P/
                            Moody's
Principal        Floating   Ratings
  Amount         Rate (b)  (unaudited)                                                               Value
                                        Oil & Gas Equipment & Services - 0.5%
    $ 200,000             BBB+/Baa1     Cooper Cameron Corp., 2.65%, 4/15/07                  $    199,351
NOK 2,000,000              NR/NR         Sevan Marine, 9.0%, 3/31/08                                330,821
      500,000             BBB+/Baa1     Weatherford International, Inc., 6.625%,
                                          11/15/11                                                 524,839
                                                                                              ------------
                                                                                              $  1,055,011
                                                                                              ------------
                                        Oil & Gas Exploration & Production - 0.7%
      225,000             BBB/Baa3      Ocean Energy, Inc., 4.375%, 10/1/07                   $    223,648
    1,140,000              A/Aa3        Ras Laffan Liquid Natural Gas, 3.437%,
                                          9/15/09 (144A)                                         1,116,698
                                                                                              ------------
                                                                                              $  1,340,346
                                                                                              ------------
                                        Oil & Gas Refining & Marketing - 0.6%
      300,000             BBB-/Baa3     Enterprise Products, 4.0%, 10/15/07                   $    297,539
    1,000,000             BB-/Ba2       Semco Energy, Inc., 7.125%, 5/15/08                      1,008,786
                                                                                              ------------
                                                                                              $  1,306,325
                                                                                              ------------
                                        Total Energy                                          $  3,949,546
                                                                                              ------------
                                        Materials - 0.2%
                                        Diversified Chemical - 0.1%
      200,000             BBB/Baa3      ICI Wilmington, 4.375%, 12/1/08                       $    197,022
                                                                                              ------------
                                        Paper Packaging - 0.1%
      300,000             BBB/Baa3      Sealed Air Corp., 5.375%, 4/15/08 (144A)              $    298,644
                                                                                              ------------
                                        Total Materials                                       $    495,666
                                                                                              ------------
                                        Capital Goods - 2.5%
                                        Building Products - 0.3%
      500,000    9.61       B/B2        Builders Firstsource, Inc., Floating Rate Note,
                                          2/15/12                                             $    510,000
                                                                                              ------------
                                        Construction, Farm Machinery & Heavy Trucks - 0.3%
      225,000               A/A2        Caterpillar Financial Service Corp., 3.8%,
                                          2/8/08                                              $    221,945
      500,000               A/A2        Caterpillar Financial Services Corp., 3.10%,
                                          5/15/07                                                  497,733
                                                                                              ------------
                                                                                              $    719,678
                                                                                              ------------
                                        Industrial Conglomerates - 1.7%
    2,000,000             AAA/Aaa       General Electric Capital Corp., 3.75%,
                                          12/15/09                                            $  1,939,638
    1,000,000             AAA/Aaa       General Electric Capital Corp., 5.5%, 11/15/11           1,006,031
      250,000             AAA/Aaa       General Electric Corp., 4.0%, 6/15/09                      244,650

  The accompanying notes are an integral part of these financial statements. 21

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/07  (unaudited) (continued)
--------------------------------------------------------------------------------

                             S&P/
                            Moody's
Principal   Floating        Ratings
  Amount    Rate (b)       (unaudited)                                                               Value
                                        Industrial Conglomerates - (continued)
$ 500,000                 AAA/Aaa       General Electric Corp., 4.125%, 3/4/08                $    494,821
                                                                                              ------------
                                                                                              $  3,685,140
                                                                                              ------------
                                        Trading Companies & Distributors - 0.2%
  500,000                 BBB+/Baa1     GATX Corp., 5.5%, 2/15/12                             $    501,529
                                                                                              ------------
                                        Total Capital Goods                                   $  5,416,347
                                                                                              ------------
                                        Automobiles & Components - 0.4%
                                        Automobile Manufacturers - 0.1%
  250,000                 BBB-/Baa3     Hyundai Motor Co., Ltd., 5.3%, 12/19/08
                                          (144A)                                              $    249,836
                                                                                              ------------
                                        Tires & Rubber - 0.3%
  550,000                   B-/B3       Goodyear Tire & Rubber, 8.5%, 3/15/07                 $    550,000
                                                                                              ------------
                                        Total Automobiles & Components                        $    799,836
                                                                                              ------------
                                        Consumer Durables & Apparel - 0.6%
                                        Home Furnishings - 0.4%
  750,000                 BBB-/Baa3     Mohawk Industries, Inc., 5.75%, 1/15/11               $    761,391
                                                                                              ------------
                                        Homebuilding - 0.1%
  250,000                 BBB/Baa2      Centex Corp., 4.75%, 1/15/08                          $    248,844
                                                                                              ------------
                                        Household Appliances - 0.1%
  200,000                   A/A2        Stanley Works, 3.5%, 11/1/07                          $    197,476
                                                                                              ------------
                                        Total Consumer Durables & Apparel                     $  1,207,711
                                                                                              ------------
                                        Consumer Services - 1.0%
                                        Hotels, Resorts & Cruise Lines - 0.1%
  225,000                   A-/A3       Carnival Corp., 3.75%, 11/15/07                       $    222,611
                                                                                              ------------
                                        Restaurants - 0.9%
2,000,000                   A/A2        McDonalds Corp., 3.875%, 8/15/07                      $  1,984,720
                                                                                              ------------
                                        Total Consumer Services                               $  2,207,331
                                                                                              ------------
                                        Media - 0.8%
                                        Broadcasting & Cable TV - 0.6%
1,000,000                 BBB+/Baa2     Comcast Cable Corp., 6.875%, 6/15/09                  $  1,038,396
  300,000                 BB+/Baa3      Cox Enterprises, 4.375%, 5/1/08 (144A)                     295,361
                                                                                              ------------
                                                                                              $  1,333,757
                                                                                              ------------
                                        Movies & Entertainment - 0.2%
  285,000                   A-/A3       Walt Disney Co., 5.375%, 6/1/07                       $    285,109
                                                                                              ------------
                                        Total Media                                           $  1,618,866
                                                                                              ------------

22  The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             S&P/
                            Moody's
Principal   Floating        Ratings
  Amount    Rate (b)       (unaudited)                                                               Value
                                        Retailing - 0.4%
                                        General Merchandise Stores - 0.4%
$ 800,000                   A+/A1       Target Corp., 3.375%, 3/1/08                          $    785,158
                                                                                              ------------
                                        Total Retailing                                       $    785,158
                                                                                              ------------
                                        Food & Drug Retailing - 0.6%
                                        Food Distributors - 0.6%
  200,000                 BBB/Baa2      Cadbury Schweppes US Financial, 3.875%,
                                          10/1/08 (144A)                                      $    196,018
1,115,000                   A+/A1       Sysco Corp., 7.25%, 4/15/07                              1,117,116
                                                                                              ------------
                                                                                              $  1,313,134
                                                                                              ------------
                                        Total Food & Drug Retailing                           $  1,313,134
                                                                                              ------------
                                        Food, Beverage & Tobacco - 0.1%
                                        Brewers - 0.1%
  250,000                 BBB+/Baa1     Miller Brewing Co., 4.25%, 8/15/08 (144A)             $    246,330
                                                                                              ------------
                                        Total Food, Beverage & Tobacco                        $    246,330
                                                                                              ------------
                                        Household & Personal Products - 0.9%
                                        Household Products - 0.5%
1,000,000                  AA-/Aa3      Procter & Gamble Co., 3.5%, 12/15/08                  $    973,959
                                                                                              ------------
                                        Personal Products - 0.4%
1,000,000                  AA-/Aa3      Gillette Co., 2.50%, 6/1/08                           $    969,608
                                                                                              ------------
                                        Total Household & Personal Products                   $  1,943,567
                                                                                              ------------
                                        Health Care Equipment & Services - 1.0%
                                        Health Care Equipment - 0.5%
1,000,000                   A+/A2       Becton Dickinson & Co., 7.150%, 10/1/09               $  1,047,997
                                                                                              ------------
                                        Managed Health Care - 0.5%
1,035,000                   A/A3        United Health Group, 3.375%, 8/15/07                  $  1,025,971
                                                                                              ------------
                                        Total Health Care Equipment & Services                $  2,073,968
                                                                                              ------------
                                        Banks - 0.6%
                                        Diversified Banks - 0.4%
  500,000                   A/A1        First Tennessee Bank, 5.316%, 12/8/08                 $    499,073
  300,000                 BBB+/A3       Popular North America, Inc., 3.875%, 10/1/08               293,846
                                                                                              ------------
                                                                                              $    792,919
                                                                                              ------------
                                        Regional Banks - 0.2%
  510,000                  A+/Aa3       Suntrust Bank, 6.9%, 7/1/07                           $    512,464
                                                                                              ------------
                                        Total Banks                                           $  1,305,383
                                                                                              ------------
                                        Diversified Financials - 3.9%
                                        Asset Management & Custody Banks - 0.4%
1,000,000                  A+/Aa3       Bank of New York, 3.90%, 9/1/07                       $    993,842
                                                                                              ------------

  The accompanying notes are an integral part of these financial statements.  23

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/07  (unaudited) (continued)
--------------------------------------------------------------------------------

                             S&P/
                            Moody's
Principal   Floating        Ratings
  Amount    Rate (b)       (unaudited)                                                               Value
                                        Consumer Finance - 0.3%
$  50,000                   B/B1        Ford Motor Credit Co., 4.95%, 1/15/08                 $     49,475
  500,000                  AA-/Aa3      Household Finance Co., 4.125%, 11/16/09                    489,595
  100,000    5.66          AA-/Aa3      Household Finance Co., Floating Rate Note,
                                          8/15/08                                                   99,343
  100,000    5.79           A/A2        SLM Corp., Floating Rate Note, 12/15/08                     99,881
                                                                                              ------------
                                                                                              $    738,294
                                                                                              ------------
                                        Investment Banking & Brokerage - 0.5%
1,000,000                 BBB/Baa3      Residential Capital Corp., 5.85%, 6/9/08              $    996,807
                                                                                              ------------
                                        Diversified Financial Services - 2.1%
  250,000    5.52          AA/Aa1       Citigroup, Inc., Floating Rate Note, 3/16/12          $    250,157
  200,000                   A/A2        John Deere Capital Corp., 3.875%, 3/7/07                   199,982
2,000,000                  A+/Aa3       Premium Asset, 3.81%, 10/8/09 (144A)                     2,007,506
1,000,000    3.25           A/A2        SLM Corp., Floating Rate Note, 2/1/10                      962,190
1,000,000                 AAA/Aa1       USAA Capital Corp., 4.0%, 12/10/07                         989,349
                                                                                              ------------
                                                                                              $  4,409,184
                                                                                              ------------
                                        Specialized Finance - 0.6%
1,000,000                 NA/Baa3       Alfa Div Pymt Rights, 7.2356, 12/15/11
                                         (144A)                                               $    997,500
  250,000                  A/A2         CIT Group, Inc., 3.65%, 11/23/07                           247,239
                                                                                              ------------
                                                                                              $  1,244,739
                                                                                              ------------
                                        Total Diversified Financials                          $  8,382,866
                                                                                              ------------
                                        Insurance - 3.2%
                                        Life & Health Insurance - 0.9%
2,000,000                 AA/Aa3        Protective Life, 4.0%, 10/7/09                        $  1,944,760
                                                                                              ------------
                                        Property & Casualty Insurance - 2.3%
2,000,000                 AAA/Aaa       Berkshire Hathway, Inc., 3.375%, 10/15/08             $  1,947,624
1,000,000                 AA/Aa3        Pacific Life, 3.75%, 1/15/09 (144A)                        978,594
2,000,000                  A-/A3        St. Paul Travelers, 5.75%, 3/15/07                       2,000,312
                                                                                              ------------
                                                                                              $  4,926,530
                                                                                              ------------
                                        Total Insurance                                       $  6,871,290
                                                                                              ------------
                                        Real Estate - 0.2%
                                        Real Estate Investment Trust - 0.2%
  315,000                  B/B1         Crescent Real Estate, 7.5%, 9/15/07                   $    316,575
                                                                                              ------------
                                        Total Real Estate                                     $    316,575
                                                                                              ------------

24   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             S&P/
                            Moody's
Principal   Floating        Ratings
  Amount    Rate (b)       (unaudited)                                                               Value
                                        Technology Hardware & Equipment - 0.2%
                                        Computer Hardware - 0.2%
$ 200,000                   A/A3        Hewlett-Packard Co., 3.625%, 3/15/08                  $    196,713
  250,000                 BBB-/Baa3     NCR Corp., 7.125%, 6/15/09                                 257,413
                                                                                              ------------
                                                                                              $    454,126
                                                                                              ------------
                                        Total Technology Hardware & Equipment                 $    454,126
                                                                                              ------------
                                        Semiconductors - 0.4%
                                        Semiconductors - 0.4%
  750,000                 BBB-/Baa3     Chartered Semiconductor, 5.75%, 8/3/10                $    756,320
                                                                                              ------------
                                        Total Semiconductors                                  $    756,320
                                                                                              ------------
                                        Telecommunication Services - 1.3%
                                        Integrated Telecommunication Services - 1.3%
  300,000                   A/WD        AT&T Corp., 7.75%, 3/1/07                             $    300,000
2,000,000                   A/A3        GTE California, Inc., 7.65%, 3/15/07                     2,001,206
  250,000                 BBB+/Baa2     Telecom Italia Capital, 4.0%, 11/15/08                     244,886
  290,000                 BBB+/Baa2     Telecom Italia Capital, 4.875%, 10/1/10                    285,102
                                                                                              ------------
                                                                                              $  2,831,194
                                                                                              ------------
                                        Total Telecommunication Services                      $  2,831,194
                                                                                              ------------
                                        Utilities - 0.6%
                                        Electric Utilities - 0.2%
  500,000                 BBB+/Baa3     Entergy Gulf States, 3.6%, 6/1/08                     $    489,436
                                                                                              ------------
                                        Gas Utilities - 0.1%
  200,000                 BBB-/Baa3     Panhandle Eastern Pipeline, 2.75%, 3/15/07            $    199,853
                                                                                              ------------
                                        Multi-Utilities - 0.3%
  500,000                   A-/A2       Consolidated Edison, Inc., 3.625%, 8/1/08             $    490,339
                                                                                              ------------
                                        Total Utilities                                       $  1,179,628
                                                                                              ------------
                                        TOTAL CORPORATE BONDS
                                        (Cost $44,463,574)                                    $ 44,154,842
                                                                                              ------------
                                        U.S. GOVERNMENT & AGENCY OBLIGATIONS - 37.8%
1,000,000                               Federal Home Loan Bank, 4.0%, 8/25/08                 $    987,950
  250,000                               Federal Home Loan Bank, 4.15%, 7/5/07                      249,052
  500,000                               Federal Home Loan Bank, 5.0%, 11/23/07                     499,151
2,500,000                               Federal Home Loan Bank, 5.0%, 10/27/08                   2,493,458
1,000,000                               Federal Home Loan Bank, 5.25%, 3/2/09                      999,989
1,000,000                               Federal Home Loan Bank, 5.5%, 6/5/09                     1,000,773
1,000,000                               Federal Home Loan Bank, 5.625%, 4/25/11                  1,002,690
  160,253                               Federal Home Loan Mortgage Corp., 3.0%,
                                          8/1/10                                                   151,412

  The accompanying notes are an integral part of these financial statements.  25

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/07  (unaudited) (continued)
--------------------------------------------------------------------------------

Principal
  Amount                                                                                             Value
                                        U.S. GOVERNMENT & AGENCY OBLIGATIONS - (continued)
$1,785,584                              Federal Home Loan Mortgage Corp., 4.0%,
                                          12/1/07                                             $  1,766,541
   200,000                              Federal Home Loan Mortgage Corp., 4.125%,
                                          8/28/07                                                  198,875
 1,898,122                              Federal Home Loan Mortgage Corp., 4.5%,
                                          11/1/07-9/1/12                                         1,865,046
 2,000,000                              Federal Home Loan Mortgage Corp., 4.625%,
                                          8/15/08                                                1,993,816
 4,191,397                              Federal Home Loan Mortgage Corp., 5.0%,
                                          12/1/08-2/1/21                                         4,162,853
 1,000,000                              Federal Home Loan Mortgage Corp., 5.2%,
                                          2/22/10                                                  997,404
 3,758,983                              Federal Home Loan Mortgage Corp., 5.375%,
                                          8/15/11-12/15/14                                       3,764,338
 1,749,434                              Federal Home Loan Mortgage Corp., 5.5%,
                                          4/1/08-12/1/08                                         1,751,299
 1,351,730                              Federal Home Loan Mortgage Corp., 5.505%,
                                          12/1/31                                                1,364,136
 1,000,000                              Federal Home Loan Mortgage Corp., 5.6%,
                                          4/25/11                                                1,001,983
 5,407,819                              Federal Home Loan Mortgage Corp., 5.75%,
                                          7/20/11-12/15/18                                       5,456,783
 3,749,980                              Federal Home Loan Mortgage Corp., 6.0%,
                                          3/1/07-3/15/36                                         3,737,186
   656,039                              Federal Home Loan Mortgage Corp., 6.064%,
                                          11/1/40                                                  670,081
    28,552                              Federal Home Loan Mortgage Corp., 6.303%,
                                          7/1/18                                                    29,020
 1,637,317                              Federal Home Loan Mortgage Corp., 6.44%,
                                          10/1/36                                                1,658,466
 3,200,735                              Federal Home Loan Mortgage Corp., 6.5%,
                                          12/1/07-10/1/36                                        3,262,793
    17,590                              Federal Home Loan Mortgage Corp., 6.533%,
                                          11/1/25                                                   17,885
     9,102                              Federal Home Loan Mortgage Corp., 6.571%,
                                          4/1/29                                                     9,221
     4,589                              Federal Home Loan Mortgage Corp., 6.837%,
                                          4/1/28                                                     4,673
    28,273                              Federal Home Loan Mortgage Corp., 6.888%,
                                          11/1/31                                                   28,527

26   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
  Amount                                                                                             Value
                                        U.S. GOVERNMENT & AGENCY OBLIGATIONS - (continued)
$  13,329                               Federal Home Loan Mortgage Corp., 6.985%,
                                          5/1/25                                              $      13,493
    4,936                               Federal Home Loan Mortgage Corp., 7.035%,
                                          4/1/29                                                      5,012
   13,698                               Federal Home Loan Mortgage Corp., 7.142%,
                                          1/1/28                                                     13,916
  385,446                               Federal Home Loan Mortgage Corp., 7.245%,
                                          8/1/31                                                    389,031
   18,425                               Federal Home Loan Mortgage Corp., 7.295%,
                                          6/1/25                                                     18,552
  146,504                               Federal Home Loan Mortgage Corp., 7.393%,
                                          11/1/24                                                   147,358
   27,519                               Federal Home Loan Mortgage Corp., 7.484%,
                                          2/1/27                                                     27,835
  107,504                               Federal Home Loan Mortgage Corp., 7.652%,
                                          4/1/25                                                    108,107
   98,825                               Federal Home Loan Mortgage Corp., 7.680%,
                                          1/1/25                                                     99,472
    8,812                               Federal Home Loan Mortgage Corp., 7.936%,
                                          2/1/33                                                      8,968
   89,393                               Federal National Mortgage Association, 3.5%,
                                          5/25/12                                                    88,387
1,709,980                               Federal National Mortgage Association, 4.0%,
                                          6/29/07-4/15/22                                         1,695,106
  555,000                               Federal National Mortgage Association,
                                          4.375%, 6/21/10                                           547,679
1,228,148                               Federal National Mortgage Association, 4.5%,
                                          10/25/15-12/25/25                                       1,213,905
2,115,098                               Federal National Mortgage Association, 5.0%,
                                          3/1/09-7/25/15                                          2,104,400
1,500,000                               Federal National Mortgage Association, 5.10%,
                                          1/18/11                                                 1,493,292
1,000,000                               Federal National Mortgage Association, 5.25%,
                                          4/6/11                                                  1,004,027
  500,000                               Federal National Mortgage Association,
                                          5.375%, 3/13/09                                           499,999
  435,637                               Federal National Mortgage Association,
                                          5.469%, 7/1/36                                            437,280
1,006,983                               Federal National Mortgage Association, 5.5%,
                                          9/1/07-12/1/35                                          1,000,699
2,000,000                               Federal National Mortgage Association, 5.65%,
                                          4/10/13                                                 2,003,516

  The accompanying notes are an integral part of these financial statements. 27

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 2/28/07  (unaudited) (continued)
--------------------------------------------------------------------------------

Principal
  Amount                                                                                             Value
                                        U.S. GOVERNMENT & AGENCY OBLIGATIONS - (continued)
$ 366,626                               Federal National Mortgage Association,
                                          5.765%, 10/1/36                                     $    368,569
1,000,000                               Federal National Mortgage Association, 5.8%,
                                          6/7/11                                                 1,000,972
  967,553                               Federal National Mortgage Association, 6.0%,
                                          6/25/29-2/1/34                                           983,237
1,000,000                               Federal National Mortgage Association, 6.07%,
                                          5/12/16                                                1,006,796
  978,173                               Federal National Mortgage Association,
                                          6.339%, 12/1/36                                          989,759
2,508,523                               Federal National Mortgage Association, 6.5%,
                                          8/1/13-7/1/32                                          2,569,845
5,107,004                               Federal National Mortgage Association, 7.0%,
                                          5/1/12-7/1/36                                          5,260,826
  106,945                               Federal National Mortgage Association,
                                          7.243%, 12/1/28                                          108,616
  374,008                               Federal National Mortgage Association,
                                          7.405%, 10/1/29                                          378,073
  466,427                               Federal National Mortgage Association,
                                          7.586%, 10/1/29                                          473,464
  407,657                               Federal National Mortgage Association, 8.0%,
                                          4/1/14                                                   425,693
2,074,133                               Government National Mortgage Association,
                                          6.0%, 5/20/13-11/15/36                                 2,105,576
  397,749                               Government National Mortgage Association,
                                          6.5%, 5/15/31-7/15/35                                    408,788
  153,021                               Government National Mortgage Association,
                                          7.0%, 1/15/09-11/15/13                                   156,735
1,099,875                               Government National Mortgage Association,
                                          7.5%, 4/15/09-10/15/36                                 1,142,393
  235,874                               Government National Mortgage Association,
                                          8.0%, 12/15/07-4/15/10                                   241,761
   35,230                               Government National Mortgage Association,
                                          8.5%, 9/15/09-12/15/09                                    36,433
  999,200                               U.S. Treasury Inflation Notes, 2.5%, 7/15/16            1,027,303
  370,000                               U.S. Treasury Note, 3.625%, 1/15/10                       360,779
2,500,000                               U.S. Treasury Note, 3.625%, 6/15/10                     2,432,228
  500,000                               U.S. Treasury Note, 3.75%, 3/31/07                        499,336
2,500,000                               U.S. Treasury Note, 4.5%, 2/15/09                       2,493,068
1,200,000                               U.S. Treasury Note, 4.75%, 5/15/14                      1,215,563

 28   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  S&P/
                 Moody's
Principal        Ratings
  Amount       (unaudited)                                                                           Value
                                        U.S. GOVERNMENT & AGENCY OBLIGATIONS - (continued)
 $  500,000                             U.S. Treasury Note, 5.0%, 7/31/08                     $    501,699
                                                                                              ------------
                                                                                              $ 80,232,947
                                                                                              ------------
                                        TOTAL U.S. GOVERNMENT & AGENCY
                                        OBLIGATIONS
                                        (Cost $80,094,536)                                    $ 80,232,947
                                                                                              ------------
                                        TEMPORARY CASH INVESTMENT - 3.1%
                                        Commercial Paper - 3.1%
  6,630,000       NR/NR                 Banco Bilbao Vizcaya, 5.34%, 3/1/07 (144A)            $  6,630,000
                                                                                              ------------
                                        Total Commercial Paper                                $  6,630,000
                                                                                              ------------
                                        TOTAL TEMPORARY CASH INVESTMENT
                                        (Cost $6,630,000)                                     $  6,630,000
                                                                                              ------------
                                        TOTAL INVESTMENT IN SECURITIES - 99.9%
                                        (Cost $212,106,216)(a)                                $212,225,060
                                                                                              ------------
                                        OTHER ASSETS AND LIABILITIES - 0.1%                   $    263,997
                                                                                              ------------
                                        TOTAL NET ASSETS - 100.0%                             $212,489,057
                                                                                              ============

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 28, 2007, the value of these securities amounted to $15,973,784 or 7.5% of total net assets.

(a) At February 28, 2007, the net unrealized loss on investments based on cost for federal income tax purposes of $212,649,117 was as follows:

         Aggregate gross unrealized gain for all investments in which there is
         an excess of value over tax cost                                                     $    745,049
         Aggregate gross unrealized loss for all investments in which there is
         an excess of tax cost over value                                                       (1,169,106)
                                                                                              ------------
         Net unrealized loss                                                                  $   (424,057)
                                                                                              ============

(b) Debt obligation with a variable interest rate. Rate shown is rate at period end.

NOTE: Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

         NOK Norwegian Krone

Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 28, 2007, were as follows:

                                        Purchases              Sales
         Long-term U.S. Government      $35,492,116      $60,358,758
         Other Long-term Securities     $70,797,473      $29,545,733

The accompanying notes are an integral part of these financial statements.   29

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 2/28/07 (unaudited)
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities, at value (cost $212,106,216)          $212,225,060
  Cash                                                                 181,711
  Foreign currencies, at value (cost $29)                                   29
  Receivables -
    Investment securities sold                                         419,876
    Fund shares sold                                                   444,313
    Interest                                                         1,608,034
    Due from Pioneer Investment Management, Inc.                         2,165
  Other                                                                 41,674
                                                                  ------------
     Total assets                                                 $214,922,862
                                                                  ------------
LIABILITIES:
  Payables -
    Investment securities purchased                               $  1,868,117
    Fund shares repurchased                                            290,565
    Dividends                                                          170,634
    Forward foreign currency positional hedge contracts, net             1,153
  Due to affiliates                                                     43,509
  Accrued expenses                                                      59,827
                                                                  ------------
     Total liabilities                                            $  2,433,805
                                                                  ------------
NET ASSETS:
  Paid-in capital                                                 $218,142,357
  Distributions in excess of net investment income                      (3,960)
  Accumulated net realized loss on investments and foreign
    currency transactions                                           (5,767,563)
  Net unrealized gain on investments                                   118,844
  Net unrealized loss on forward foreign currency contracts
    and other assets and liabilities denominated in foreign
    currencies                                                            (621)
                                                                  ------------
     Total net assets                                             $212,489,057
                                                                  ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $13,158,599/1,342,092 shares)                 $       9.80
                                                                  ============
  Class B (based on $9,760,202/996,308 shares)                    $       9.80
                                                                  ============
  Class C (based on $3,026,639/309,404 shares)                    $       9.78
                                                                  ============
  Class Y (based on $186,543,617/19,019,457 shares)               $       9.81
                                                                  ============
MAXIMUM OFFERING PRICE:
  Class A ($9.80 [divided by] 97.5%)                              $      10.05
                                                                  ============

30   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 2/28/07

INVESTMENT INCOME:
  Interest                                                                 $4,992,621
                                                                           ----------
EXPENSES:
  Management fees                                         $  397,811
  Transfer agent fees and expenses
    Class A                                                   22,489
    Class B                                                   23,318
    Class C                                                    5,137
    Class Y                                                    1,371
  Distribution fees
    Class A                                                   19,703
    Class B                                                   59,110
    Class C                                                   19,936
  Administrative reimbursements                               22,352
  Custodian fees                                               9,324
  Registration fees                                           24,091
  Professional fees                                           28,368
  Printing expense                                            17,356
  Fees and expenses of nonaffiliated trustees                  2,338
  Miscellaneous                                                5,772
                                                          ----------
     Total expenses                                                        $  658,476
     Less management fees waived
       and expenses reimbursed by Pioneer
       Investment Management, Inc.                                            (16,305)
     Less fees paid indirectly                                                 (1,344)
                                                                           ----------
     Net expenses                                                          $  640,827
                                                                           ----------
       Net investment income                                               $4,351,794
                                                                           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized loss on:
    Investments                                           $ (186,573)
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies        (1,969)      $ (188,542)
                                                          ----------       ----------
  Change in net unrealized gain (loss) on:
    Investments                                           $1,286,325
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies        (1,705)      $1,284,620
                                                          ----------       ----------
  Net gain on investments and foreign currency
    transactions                                                           $1,096,078
                                                                           ----------
  Net increase in net assets resulting from operations                     $5,447,872
                                                                           ==========

The accompanying notes are an integral part of these financial statements.   31

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 2/28/07 and the Year Ended 8/31/06


                                                           Six Months
                                                              Ended         Year Ended
                                                             2/28/07         8/31/06
                                                           (unaudited)
FROM OPERATIONS:
Net investment income                                    $   4,351,794    $   5,595,779
Net realized loss on investments and foreign currency
  transactions                                                (188,542)      (1,786,768)
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                          1,284,620        1,046,508
                                                         -------------    -------------
    Net increase in net assets resulting from
     operations                                          $   5,447,872    $   4,855,519
                                                         -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.20 and $0.32 per share, respectively)    $    (333,350)   $    (748,051)
    Class B ($0.16 and $0.24 per share, respectively)         (193,546)        (371,321)
    Class C ($0.16 and $0.23 per share, respectively)          (65,713)        (118,351)
    Class Y ($0.22 and $0.35 per share, respectively)       (3,853,662)      (4,778,104)
                                                         -------------    -------------
     Total distributions to shareowners                  $  (4,446,271)   $  (6,015,827)
                                                         -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  49,887,108    $  86,843,551
Shares issued in reorganization                                      -      159,478,147
Reinvestment of distributions                                3,431,464        3,764,493
Cost of shares repurchased                                 (32,970,033)     (95,112,360)
                                                         -------------    -------------
    Net increase in net assets resulting from
     Fund share transactions                             $  20,348,539    $ 154,973,831
                                                         -------------    -------------
    Net increase in net assets                           $  21,350,140    $ 153,813,523
NET ASSETS:
Beginning of period                                        191,138,917       37,325,394
                                                         -------------    -------------
End of period                                            $ 212,489,057    $ 191,138,917
                                                         -------------    -------------
Undistributed (distributions in excess of) net
  investment income                                      $      (3,960)   $      90,517
                                                         =============    =============

32  The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   '07 Shares      '07 Amount       '06 Shares      '06 Amount
                                   (unaudited)     (unaudited)
CLASS A
Shares sold                           283,898    $   2,774,061       1,018,255    $   9,907,158
Shares issued in
  reorganization                            -                -       1,727,096       16,942,810
Reinvestment of distributions          27,525          269,247          66,011          642,366
Less shares repurchased            (1,194,129)     (11,660,334)     (1,756,577)     (17,100,504)
                                   ----------    -------------      ----------    -------------
    Net increase (decrease)          (882,706)   $  (8,617,026)      1,054,785    $  10,391,830
                                   ==========    =============      ==========    =============
CLASS B
Shares sold                            35,789    $     349,879         818,770    $   7,970,721
Shares issued in
  reorganization                            -                -       1,294,423       12,698,294
Reinvestment of distributions          13,248          129,487          25,841          251,394
Less shares repurchased              (587,690)      (5,733,084)       (943,260)      (9,174,831)
                                   ----------    -------------      ----------    -------------
    Net increase (decrease)          (538,653)   $  (5,253,718)      1,195,774    $  11,745,578
                                   ==========    =============      ==========    =============
CLASS C
Shares sold                            40,704    $     397,342         508,437    $   4,937,390
Reinvestment of distributions           3,826           37,349           7,470           72,477
Less shares repurchased              (347,819)      (3,386,559)       (392,369)      (3,815,236)
                                   ----------    -------------      ----------    -------------
    Net increase (decrease)          (303,289)   $  (2,951,868)        123,538    $   1,194,631
                                   ==========    =============      ==========    =============
CLASS Y
Shares sold                         4,740,160    $  46,365,826       6,575,904    $  64,028,282
Shares issued in
  reorganization                            -                -      13,235,173      129,837,043
Reinvestment of distributions         305,987        2,995,381         287,555        2,798,256
Less shares repurchased            (1,246,448)     (12,190,056)     (6,673,703)     (65,021,789)
                                   ----------    -------------      ----------    -------------
    Net increase                    3,799,699    $  37,171,151      13,424,929    $ 131,641,792
                                   ==========    =============      ==========    =============


The accompanying notes are an integral part of these financial statements.   33

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                      For the
                                                                                                                     period from
                                                                  Six Months                                           7/8/04
                                                                     Ended                                         (Commencement
                                                                    2/28/07        Year Ended       Year Ended     of Operations)
CLASS A                                                           (unaudited)        8/31/06          8/31/05        to 8/31/04
Net asset value, beginning of period                              $     9.75       $     9.84       $    10.02       $    10.00
                                                                  ----------       ----------       ----------       ----------
Increase (decrease) from investment operations:
 Net investment income                                            $     0.20       $     0.29       $     0.27       $     0.03
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                     0.05            (0.06)           (0.14)            0.03
                                                                  ----------       ----------       ----------       ----------
  Net increase from investment operations                         $     0.25       $     0.23       $     0.13       $     0.06
Distributions to shareowners:
 Net investment income                                                 (0.20)           (0.32)           (0.31)           (0.04)
                                                                  ----------       ----------       ----------       ----------
Net increase (decrease) in net asset value                        $     0.05       $    (0.09)      $    (0.18)      $     0.02
                                                                  ----------       ----------       ----------       ----------
Net asset value, end of period                                    $     9.80       $     9.75       $     9.84       $    10.02
                                                                  ==========       ==========       ==========       ==========
Total return*                                                           2.63%            2.38%            1.31%            0.59%(a)
Ratio of net expenses to average net assets+                            0.91%**          0.90%            0.90%            0.90%**
Ratio of net investment income to average net assets+                   4.10%**          3.05%            2.68%            1.64%**
Portfolio turnover rate                                                   92%**            81%              71%              24%(a)
Net assets, end of period (in thousands)                          $   13,159       $   21,701       $   11,512       $    1,478
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                           1.04%**          0.99%            1.40%            9.40%**
 Net investment income (loss)                                           3.97%**          2.96%            2.18%           (6.86)%**
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                           0.90%**          0.90%            0.90%            0.90%**
 Net investment income                                                  4.11%**          3.05%            2.68%            1.64%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
(a)  Not annualized.
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                      For the
                                                                                                                     period from
                                                                  Six Months                                           7/8/04
                                                                     Ended                                         (Commencement
                                                                    2/28/07        Year Ended       Year Ended     of Operations)
CLASS B                                                           (unaudited)        8/31/06          8/31/05        to 8/31/04
Net asset value, beginning of period                              $     9.75       $     9.84       $    10.01       $    10.00
                                                                  ----------       ----------       ----------       ----------
Increase (decrease) from investment operations:
 Net investment income                                            $     0.16       $     0.20       $     0.18       $     0.01
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                     0.05            (0.05)           (0.13)            0.03
                                                                  ----------       ----------       ----------       ----------
  Net increase from investment operations                         $     0.21       $     0.15       $     0.05       $     0.04
Distributions to shareowners:
 Net investment income                                                 (0.16)           (0.24)           (0.22)           (0.03)
                                                                  ----------       ----------       ----------       ----------
Net increase (decrease) in net asset value                        $     0.05       $    (0.09)      $    (0.17)      $     0.01
                                                                  ----------       ----------       ----------       ----------
Net asset value, end of period                                    $     9.80       $     9.75       $     9.84       $    10.01
                                                                  ==========       ==========       ==========       ==========
Total return*                                                           2.18%            1.56%            0.56%            0.40%(a)
Ratio of net expenses to average net assets+                            1.81%**          1.80%            1.74%            1.89%**
Ratio of net investment income to average net assets+                   3.21%**          2.14%            1.68%            0.65%**
Portfolio turnover rate                                                   92%**            81%              71%              24%(a)
Net assets, end of period (in thousands)                          $    9,760       $   14,959       $    3,338       $      718
Ratios with no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                           1.91%**          1.82%            2.29%           10.65%**
 Net investment income (loss)                                           3.11%**          2.12%            1.13%           (8.11)%**
Ratios with waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                           1.80%**          1.80%            1.74%            1.89%**
 Net investment income                                                  3.22%**          2.14%            1.68%            0.65%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
(a)  Not annualized.
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                      For the
                                                                                                                     period from
                                                                  Six Months                                           7/8/04
                                                                     Ended                                         (Commencement
                                                                    2/28/07        Year Ended       Year Ended     of Operations)
CLASS C                                                           (unaudited)        8/31/06          8/31/05        to 8/31/04
Net asset value, beginning of period                              $     9.73       $     9.82       $    10.00       $    10.00
                                                                  ----------       ----------       ----------       ----------
Increase (decrease) from investment operations:
 Net investment income                                            $     0.16       $     0.21       $     0.20       $     0.03
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                     0.05            (0.07)           (0.14)            0.02
                                                                  ----------       ----------       ----------       ----------
  Net increase from investment operations                         $     0.21       $     0.14       $     0.06       $     0.05
Distributions to shareowners:
 Net investment income                                                 (0.16)           (0.23)           (0.24)           (0.05)
                                                                  ----------       ----------       ----------       ----------
Net increase (decrease) in net asset value                        $     0.05       $    (0.09)      $    (0.18)      $        -
                                                                  ----------       ----------       ----------       ----------
Net asset value, end of period                                    $     9.78       $     9.73       $     9.82       $    10.00
                                                                  ==========       ==========       ==========       ==========
Total return*                                                           2.21%            1.47%            0.58%            0.46%(a)
Ratio of net expenses to average net assets+                            1.77%**          1.78%            1.69%            1.39%**
Ratio of net investment income to average net assets+                   3.22%**          2.16%            1.95%            1.16%**
Portfolio turnover rate                                                   92%**            81%              71%              24%(a)
Net assets, end of period (in thousands)                          $    3,027       $    5,964       $    4,804       $    2,538
Ratios with no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                           1.77%**          1.78%            2.38%            9.63%**
 Net investment income (loss)                                           3.22%**          2.16%            1.26%           (7.08)%**
Ratios with waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                           1.76%**          1.78%            1.69%            1.39%**
 Net investment income                                                  3.23%**          2.16%            1.95%            1.16%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
(a)  Not Annualized.
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                      For the
                                                                                                                     period from
                                                                  Six Months                                           7/8/04
                                                                     Ended                                         (Commencement
                                                                    2/28/07        Year Ended       Year Ended     of Operations)
CLASS Y                                                           (unaudited)        8/31/06          8/31/05        to 8/31/04
Net asset value, beginning of period                              $     9.76       $     9.85       $    10.01       $    10.00
                                                                  ----------       ----------       ----------       ----------
Increase (decrease) from investment operations:
 Net investment income                                            $     0.22       $     0.32       $     0.30       $     0.04
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                     0.05            (0.06)           (0.12)            0.02
                                                                  ----------       ----------       ----------       ----------
  Net increase from investment operations                         $     0.27       $     0.26       $     0.18       $     0.06
Distributions to shareowners:
 Net investment income                                                 (0.22)           (0.35)           (0.34)           (0.05)
                                                                  ----------       ----------       ----------       ----------
Net increase (decrease) in net asset value                        $     0.05       $    (0.09)      $    (0.16)      $     0.01
                                                                  ----------       ----------       ----------       ----------
Net asset value, end of period                                    $     9.81       $     9.76       $     9.85       $    10.01
                                                                  ==========       ==========       ==========       ==========
Total return*                                                           2.83%            2.73%            1.86%            0.57%(a)
Ratio of net expenses to average net assets+                            0.51%**          0.53%            0.58%            0.61%**
Ratio of net investment income to average net assets+                   4.51%**          3.37%            2.53%            1.94%**
Portfolio turnover rate                                                   92%**            81%              71%              24%(a)
Net assets, end of period (in thousands)                          $  186,544       $  148,514      $    17,672       $      530
Ratios with no waiver of management fees and assumption
 of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                           0.51%**          0.53%            0.99%           10.54%**
 Net investment income (loss)                                           4.51%**          3.37%            2.12%           (7.99)%**
Ratios with waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                           0.51%**          0.53%            0.58%            0.61%**
 Net investment income                                                  4.51%**          3.37%            2.53%            1.94%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
(a)  Not Annualized.
+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/07 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Short Term Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income to the extent consistent with a relatively high level of stability of principal.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. Information regarding the Fund's principal investment risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's investment risks.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distributions fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At February 28, 2007 there were no securities fair valued.

     Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and are included in interest income. Market discount and premium are accreted or amortized daily. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

D.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

     At August 31, 2006, the Fund had a net capital loss carryforward of $3,410,596, of which the following amounts will expire between 2007 and 2014 if not utilized: $49,773 in 2007, $517,744 in 2008, $37,944 in 2009,
     $124 in 2011, $1,200,645 in 2012, $628,614 in 2013, and $975,752 in 2014.

     The Fund has elected to defer approximately $1,625,524 of capital losses recognized between November 1, 2005 and August 31, 2006 to its fiscal year ending August 31, 2007.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     of distributions paid during the year ended August 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                                                  2006
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                               $ 6,015,827
Long-term capital gain                                                  -
                                                              -----------
  Total                                                       $ 6,015,827
                                                              ===========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at August 31, 2006:

--------------------------------------------------------------------------------
                                                                  2006
--------------------------------------------------------------------------------
Undistributed ordinary income                                 $    259,002
Capital loss carryforward                                       (3,410,596)
Post-October loss deferral                                      (1,625,524)
Dividends payable                                                 (167,172)
Unrealized depreciation                                         (1,710,611)
                                                              ------------
  Total                                                       $ (6,654,901)
                                                              ============
--------------------------------------------------------------------------------

     The difference between book basis and tax-basis unrealized appreciation is attributable to the tax treatment of premium and amortization.

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $820 in underwriting commissions on the sale of Class A shares for the six months ended February 28, 2007.

F.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, and Class C shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses, and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class Y shares can bear different transfer agent and distribution fees.

G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.40% of the Fund's average daily net assets.

Effective January 1, 2006, PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 0.90%, 1.80% and 1.80% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations are in effect through January 1, 2009 for Class A shares and through January 1, 2008 for Class B and Class C shares.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Prior to January 1, 2006, PIM agreed to waive all or a part of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class A expenses to 0.90% of the average daily net assets attributable to Class A shares. The portion of the Fund-wide expenses attributable to Class B, Class C and Class Y shares were reduced only to the extent that such expenses were reduced for Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund. At February 28, 2007, $2,451 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $40,619 in transfer agent fees payable to PIMSS at February 28, 2007.

4.   Distribution Plan

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $439 in distribution fees payable to PFD at February 28, 2007.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within three years of

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

purchases are subject to a CDSC at declining rates beginning at 2.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the Fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended February 28, 2007, CDSCs in the amount of $24,834 were paid to PFD.

5.   Expense Offset Agreements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended February 28, 2007, the Fund's expenses were reduced by $1,344 under such arrangements.

6.   Forward Foreign Currency Contracts

At February 28, 2007 the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. At February 28, 2007 the Fund had no outstanding settlement hedges. The Fund's gross forward currency portfolio contracts receivable and payable were $344,553 and $345,706, respectively, resulting in a net payable of $1,153.

7.   Reorganization Information

On September 22, 2005, beneficial owners of AmSouth Limited Term Bond Fund approved an Agreement and Plan of Reorganization that provided for the reorganization listed below. This tax-free reorganization was accomplished on September 23, 2005, by exchanging all of AmSouth Limited Term Bond Fund's net assets in Class A, Class B and Class I for Pioneer Short Term Income Fund's shares, based on Pioneer Short Term Income Fund's Class A, Class B and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                              Pioneer                  AmSouth                  Pioneer
                            Short Term              Limited Term              Short Term
                            Income Fund               Bond Fund               Income Fund
                       (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
--------------------------------------------------------------------------------------------------
Net Assets
Class A                   $11,651,628              $ 16,942,810             $ 28,594,438
Class B                   $ 3,370,541              $ 12,698,294             $ 16,068,835
Class C                   $ 4,716,852              $          -             $  4,716,852
Class Y                   $19,548,530              $          -             $149,385,573
Class I                   $         -              $129,837,043             $          -
                          ===========              ============             ============
Total Net
 Assets                   $39,287,551              $159,478,147             $198,765,698
                          ===========              ============             ============
Shares
 Outstanding
Class A                     1,188,146                 1,654,400                2,915,242
Class B                       343,672                 1,241,576                1,638,095
Class C                       481,931                         -                  481,931
Class Y                     1,991,971                         -               15,227,144
Class I                             -                12,670,903                        -
Shares
 Issued in
 Reorganization
Class A                                                                        1,727,096
Class B                                                                        1,294,423
Class Y                                                                       13,235,173
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                         Unrealized         Accumulated
                                      Depreciation On         Loss On
                                        Closing Date       Closing Date
--------------------------------------------------------------------------------
AmSouth Limited Term
  Bond Fund                            $ (2,058,744)       $(1,840,148)
                                       ============        ===========
--------------------------------------------------------------------------------

8.   New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 2/28/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than June 29, 2007. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees"), voting separately, annually approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract: (i) will enable the Fund to receive quality investment advisory services at a fee deemed reasonable; and (ii) is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session, separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Interested Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund and/or officers of the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and also relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included information on (i) the investment performance of the Fund, a peer group of funds as classified by Morningstar, Inc., an independent evaluation service ("Morningstar") and an index considered appropriate by the Independent Trustees for this purpose, (ii) sales and redemption activity in respect of the Fund,
(iii) the general investment outlook in the markets in which the Fund invests,
(iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department and (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested, and the Investment Adviser provided, additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one year period for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates' profitability in providing services to the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid by the Funds to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are incurred on a basis other than as a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of invest-

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

     ment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's absolute investment performance based upon total return, as well as the Fund's performance relative to the performance of both a peer group considered appropriate by the Independent Trustees for this purpose and the Lehman 1-3 Year Gov/Credit Index. The Fund's performance, based upon total return, was in the third quintile of its Morningstar category peer group for the 12 months ended June 30, 2006. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees also considered the yield of the Fund, before deduction of expenses, compared to the yield of the index. The Trustees concluded that the performance of the Fund was satisfactory during the short period since its inception.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the size, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to perform its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

     arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser or its affiliates under other contracts, as well as the Investment Adviser's supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by its Morningstar category peer group. The Fund's management fee for the 12 months ended June 30, 2006 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also considered the Fund's expense ratio for the 12 months ended June 30, 2006 and expense ratios for the comparable period of the peer group of funds selected on the basis of criteria considered appropriate by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC, an independent third party. The Trustees found the Fund's expense ratio for the 12 months ended June 30, 2006 to be in the second quintile, according to data for the applicable peer group for the most recent fiscal year.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund, as well as the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited industry data available. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that in light of anticipated growth of the Fund, break points in the management fee were not necessary at this time. However, the Trustees would evaluate the need for break points from time to time.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. In light of the Investment Adviser's overall performance, the Trustees considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their review of the overall nature and quality of services provided by the Investment Adviser and the fees charged by other funds in the Fund's relevant peer group, and taking into account all material factors deemed relevant by the Trustees as well as the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund, including the fee payable thereunder, was fair and reasonable and that its renewal was in the best interests of the Fund and its shareholders. Accordingly, the Trustees voted to approve the continuation of the Management Contract for another year.

Pioneer Short Term Income Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                     Officers
John F. Cogan, Jr., Chairman                 John F. Cogan, Jr., President
David R. Bock                                Vincent Nave, Treasurer
Mary K. Bush                                 Dorothy E. Bourassa, Secretary
Margaret B.W. Graham
Thomas J. Perna
Marguerite A. Piret
John Winthrop

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292

FactFoneSM for automated fund yields, prices,
account information and transactions                             1-800-225-4321

Retirement plans information                                     1-800-622-0176

Telecommunications Device for the Deaf (TDD)                     1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                1-800-225-4240

Our internet e-mail address                  ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerinvestments.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Short Term Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 27, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 27, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 27, 2007

* Print the name and title of each signing officer under his or her signature.